Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Gain or Loss on Foreign Currency Transaction	The following table shows the $ to HKD exchange rates used for translation of HKD-functional subsidiaries:
	For the six months ended June 30,
	2024	2025
Period end HKD: US$ exchange rate	7.8000	7.8000
Period average HKD: US$ exchange rate	7.8000	7.8000

Schedule of Estimated Useful Lives, Using the Straight-Line Method

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Leasehold improvements	life of lease
Machinery and equipment	4 to 5 years
Motor vehicles	3.3 to 10 years
Furniture and fixtures	5 years

Schedule of Capital Commitments	The capital expenditures contracted for are analyzed as follows:
	As of December 31,	As of June 30,
	2024	2025
No later than 1 year	$-	$4,685,269
Total	$-	$4,685,269